Employee Benefits - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Description of Defined Contribution Plan	The Company has a 401(k) Plan which covers its eligible employees. The 401(k) Plan permits the participants to defer a portion of their compensation in accordance with the provisions of Section 401(k) of the IRC. At its discretion, the Company can match a portion of the participants' contributions or make profit-sharing contributions.
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0	$ 0